Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap Growth Index(reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index(reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.81%	8.40%	8.91%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	6.26%	6.94%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.63%	6.22%	6.74%